Preferred Stock and Common Stock (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Composition of Stock Capital

The stock capital of the Company as of December 31, 2025 and 2024 is comprised of stock of $ 0.0001 par value each, as follows:

	December 31, 2025		December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Common stock
Common stock voting	200,000,000	10,315,901	112,000,000	2,963,695
Common stock non-voting	50,000,000	3,580,499	—	—
Total common stock	250,000,000	13,896,400	112,000,000	2,963,695
Preferred stock
Series B-1 preferred stock	25,356,256	8,204,944	25,356,256	8,204,944
Series B-2 preferred stock	27,463,149	2,128,737	27,463,149	9,154,388
Series B-3 preferred stock	21,453,390	7,151,139	21,453,390	7,151,139
Series CF-1 preferred stock	14,128,084	—	14,128,084	2,049,795
Series CF-2 preferred stock	2,900,000	—	—	—
Series F preferred stock	10,000	10,000	—	—
Non-designated preferred stock	57,127,229	—	—	—
Total preferred stock	148,438,108	17,494,820	88,400,879	26,560,266